As filed with the Securities and Exchange Commission on January 26, 2009

1933 Act File No. 333-

1940 Act File No. 811-22098

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 PRE-EFFECTIVE AMENDMENT NO. POST-EFFECTIVE AMENDMENT NO.	☒ ☐ ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 4 (Check appropriate box or boxes)	☐ ☒

FEDERATED ENHANCED TREASURY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

4000 Ericsson Drive, Warrendale, PA 15086-7561

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (412) 288-1900

Gregory Dulski Esquire,

Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779

Name and Address (of Agent for Service)

Copies of Communications to:

Clair E. Pagnano, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017 (212) 455 - 2000

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

☒ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement for the same offering is 333-144682.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box): ☐ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)(2)
Common Shares of Beneficial Interest, $0.01 par value	180,000	$20.00	$3,600,000	$256.68

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

This Registration Statement is being filed by the Federated Enhanced Treasury Income Fund (the “Registrant”) pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant’s Registration Statement on Form N-2 and all amendments thereto (File No. 333-144682) declared effective on January 26, 2010 by the Securities and Exchange Commission (the “Commission”) including each of the documents filed by the Registrant with the Commission therein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania, on the 26th day of January 2010.

FEDERATED ENHANCED TREASURY INCOME FUND

By:  /s/C. Todd Gibson

        C. Todd Gibson

        Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/J. CHRISTOPHER DONAHUE* J. Christopher Donahue	President and Trustee	January 26, 2010

/S/RICHARD A. NOVAK* Richard A. Novak	Treasurer	January 26, 2010

/S/JOHN F. DONAHUE* John F. Donahue	Trustee	January 26, 2010

/S/JOHN T. CONROY, JR.* John T. Conroy, Jr.	Trustee	January 26, 2010

/S/NICHOLAS P. CONSTANTAKIS* Nicholas P. Constantakis	Trustee	January 26, 2010

/S/JOHN F. CUNNINGHAM* John F. Cunningham	Trustee	January 26, 2010

/S/MAUREEN LALLY-GREEN* Maureen Lally-Green	Trustee	January 26, 2010

/S/PETER E. MADDEN* Peter E. Madden	Trustee	January 26, 2010

/S/R. JAMES NICHOLSON* R. James Nicholson	Trustee	January 26, 2010

/S/CHARLES F. MANSFIELD, JR.* Charles F. Mansfield, Jr.	Trustee	January 26, 2010

/S/THOMAS M. O’NEILL* Thomas M. O’Neill	Trustee	January 26, 2010

/S/JOHN S. WALSH* John S. Walsh	Trustee	January 26, 2010

/S/JAMES F. WILL* James F. Will	Trustee	January 26, 2010

*BY: /S/C. TODD GIBSON C. Todd Gibson (As Attorney-in-Fact)		January 26, 2010

EXHIBIT LIST

(L)	Consent of K&L Gates

(N)	Consent of Ernst & Young LLP, to be filed by amendment

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